Consolidated Statement Of Changes In Equity - EUR (€) € in Thousands	Total	Share capital	Retained earnings	Other reserves	Currency translation reserve	Cash flow hedge reserve	Reserve for remeasurement of defined benefit plans	Financial assets at FVOCI reserve	Total equity attributable to shareholders of the Parent Company	Total equity attributable to non-controlling interests
At beginning of period at Dec. 31, 2019	€ 729,754	€ 4,300	€ 944,489	€ (268,927)	€ 11,614	€ (2,862)	€ 202	€ (44)	€ 688,772	€ 40,982
Profit/(Loss)	(46,540)		(50,577)						(50,577)	4,037
Other comprehensive income/(loss)	(35,000)				(36,274)	637	539	287	(34,811)	(189)
Dividends	(1,731)									(1,731)
Other changes	(1,449)		(676)	(944)					(1,620)	171
At end of period at Dec. 31, 2020	645,034	4,300	893,236	(269,871)	(24,660)	(2,225)	741	243	601,764	43,270
Profit/(Loss)	(127,661)		(136,001)						(136,001)	8,340
Other comprehensive income/(loss)	34,027				40,197	(6,316)	(430)	444	33,895	132
Dividends	(650)			(102)					(102)	(548)
Capital increase related to the Business Combination	711,903	1,639		710,264					711,903
Purchase of own shares from Monterubello	(455,000)			(455,000)					(455,000)
Capital contribution from Monterubello	10,923			10,923					10,923
Sale of treasury shares, net	5,959			5,959					5,959
Assignment of treasury shares			(31,823)	31,823
Acquisition of non-controlling interests			8,365						8,365	(8,365)
Acquisition of Ubertino	2,854									2,854
Share-based payments	74,978			74,978					74,978
Disposition	(258,063)		(235,185)		(20,465)	176			(255,474)	(2,589)
At end of period at Dec. 31, 2021	644,304	5,939	498,592	108,974	(4,928)	(8,365)	311	687	601,210	43,094
Profit/(Loss)	65,279		51,482						51,482	13,797
Other comprehensive income/(loss)	31,452				10,223	21,744	941	(1,482)	31,426	26
Dividends	(26,039)		(21,852)						(21,852)	(4,187)
Sale of treasury shares, net	3,826			3,826					3,826
Share-based payments	13,579			13,579					13,579
Other changes	(80)		98	(820)					(722)	642
At end of period at Dec. 31, 2022	€ 732,321	€ 5,939	€ 528,320	€ 125,559	€ 5,295	€ 13,379	€ 1,252	€ (795)	€ 678,949	€ 53,372